Operating Segments	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Operating Segments

Note 9 - Operating Segments

The basis of segmentation and the measurement basis for the segment profit or loss are the same as that presented in Note 22 regarding operating segments in the annual financial statements. Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

In the six months ended June 30, 2024, the Company revised the headlines of its segment results to present the results also by geography. The change in presentation did not impact the segment results and the segment presentation for prior periods has been conformed to the current period segment presentation.

	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the six months ended June 30, 2024
	€ in thousands

Revenues	529	1,423	513	8,973	-	8,018	29,803	-	278	49,537	(30,081)	19,456
Operating expenses	-	(273)	(337)	(2,252)	-	(6,661)	(22,088)	-	(142)	(31,753)	22,230	(9,523)
Depreciation expenses	(1)	(460)	(587)	(5,741)	-	(1,442)	(2,716)	-	(48)	(10,995)	2,764	(8,231)
Gross profit (loss)	528	690	(411)	980	-	(85)	4,999	-	88	6,789	(5,087)	1,702

Adjusted gross profit (loss)	528	690	(411)	980	-	(85)	4,999	-	317 [1]	7,018	(5,316)	1,702
Project development costs												(2,281)
General and administrative expenses												(3,034)
Share of profits of equity accounted investee												1,809
Operating profit (loss)												(1,804)
Financing income												2,424
Financing income in connection
with derivatives and warrants, net												2,852
Financing expenses												(7,886)
Loss before taxes on Income												(4,414)

Segment assets as at June 30, 2024	50,898	12,828	19,345	224,778	38,794	31,411	98,481	176,865	-	653,400	(18,618)	634,782

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation.

[1]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the six months ended June 30, 2023
	€ in thousands

Revenues	-	1,463	2,080	12,666	-	8,790	30,305	-	459	55,763	(30,764)	24,999
Operating expenses	-	(264)	(882)	(3,125)	-	(7,574)	(22,588)	-	(183)	(34,616)	22,771	(11,845)
Depreciation expenses	(1)	(458)	(469)	(5,684)	-	(1,204)	(2,871)	-	(236)	(10,923)	3,097	(7,826)
Gross profit (loss)	(1)	741	729	3,857	-	12	4,846	-	40	10,224	(4,896)	5,328

Adjusted gross profit (loss)	(1)	741	729	3,857	-	12	4,846	-	678[1]	10,862	(5,534)	5,328
Project development costs												(2,192)
General and administrative expenses												(2,816)
Share of profits of equity accounted investee												1,541
Operating profit												1,861
Financing income												8,188
Financing income in connection
with derivatives and warrants, net												(476)
Financing expenses												(6,699)
Profit before taxes on Income												3,350

Segment assets as at June 30, 2023 **	36,183	13,805	20,675	230,428	1,091	31,910	99,033	157,457	31,635	622,217	(17,614)	604,603

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation.

[1]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,032 thousand) and depreciation expenses (approximately €935 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

**	Reclassified

	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands

Revenues	-	2,791	4,051	24,971	-	17,021	63,973	-	675	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(14,733)	(47,322)	-	(342)	(70,525)	47,664	(22,861)
Depreciation expenses	-	(912)	(946)	(11,459)	-	(2,670)	(5,689)	-	(461)	(22,137)	6,125	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	(128)	20,820	(10,859)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	1,223 [1]	22,171	(12,210)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of profits of equity accounted investee												4,320
Operating profit												4,533
Financing income												8,747
Financing income in connection
with derivatives and warrants, net												251
Financing expenses												(12,555)
Profit before taxes on Income												976

Segment assets as at December 31, 2023 **	43,071	12,807	19,691	231,142	6,612	31,164	97,339	172,096	28,297	642,219	(29,367)	612,852

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation.

[1]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

**	Reclassified